Related Party Transactions - Summary of Transactions and outstanding balances of related parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Share Capital Issued at nominal value	$ 16,242,944
Convertible Loans taken	11,859,249
Loans Taken		$ 5,587,343
Key Management Personnel	817,933	1,183,437
Stock-based compensation	63,001,392	3,270,040
Consulting fees	921,675	1,014,926
Director remuneration	670,961	657,647
Management remuneration	65,411,960	6,126,050
Brooks Newmark [Member]
Related Party Transaction [Line Items]
Share Capital Issued at nominal value	2,977
Igor Lychagov [Member]
Related Party Transaction [Line Items]
Share Capital Issued at nominal value	150
Debt converted into shares, including interest	3,559,380
DBLP Sea Cow [Member]
Related Party Transaction [Line Items]
Convertible promissory notes repaid	1,250,000
Loans Repaid		250,000
Convertible promissory notes taken	1,250,000
Stock-based compensation	61,230,453	756,944
Consulting fees	300,000	300,000
Adam Wagner [Member]
Related Party Transaction [Line Items]
Convertible promissory notes repaid	31,250
Convertible promissory notes taken	31,250
John Wagner [Member]
Related Party Transaction [Line Items]
Convertible promissory notes repaid	19,844
Convertible promissory notes taken	19,844
Arthur Yao [Member]
Related Party Transaction [Line Items]
Convertible promissory notes repaid	93,750
Convertible promissory notes taken	93,750
Stock-based compensation	194,722	60,556
Consulting fees	300,000	300,000
Steve Perry [Member]
Related Party Transaction [Line Items]
Convertible Loans taken		132,269
Director remuneration	95,852	92,521
Dan Wagner [Member]
Related Party Transaction [Line Items]
Loans Taken	4,463,322	191,405
Key Management Personnel	306,725	296,067
Salman Ahmad [Member]
Related Party Transaction [Line Items]
Key Management Personnel	230,044	222,535
Stock-based compensation	228,056	222,535
Richard Burchill [Member]
Related Party Transaction [Line Items]
Key Management Personnel	281,164	271,395
Stock-based compensation	1,153,439	1,326,703
Sauvik Banerjee [Member]
Related Party Transaction [Line Items]
Key Management Personnel		393,440
Stock-based compensation		842,746
Peter Vesco [Member]
Related Party Transaction [Line Items]
Stock-based compensation	194,722	60,556
Consulting fees	321,675	414,926
Sir David Wright [Member]
Related Party Transaction [Line Items]
Director remuneration	95,852	92,521
Anthony Sharp [Member]
Related Party Transaction [Line Items]
Director remuneration	383,406	380,084
Derek Smith [Member]
Related Party Transaction [Line Items]
Director remuneration	95,852	92,521
Rezolve China [Member]
Related Party Transaction [Line Items]
Business development expenses	4,750,430	777,161
Selling and Marketing [Member]
Related Party Transaction [Line Items]
Key Management Personnel		393,440
Stock-based compensation	389,444	963,858
Consulting fees	621,675	714,926
Management remuneration	1,011,119	2,072,224
General and Administrative [Member]
Related Party Transaction [Line Items]
Key Management Personnel	817,933	789,997
Stock-based compensation	62,611,948	2,306,182
Consulting fees	300,000	300,000
Director remuneration	670,961	657,647
Management remuneration	$ 64,400,841	$ 4,053,826